Business Combinations (Notes)	12 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Business Combinations
Acquisition of Printdeal B.V.
On April 1, 2014, we acquired 100% of the outstanding shares of Printdeal B.V. (formerly People & Print Group B.V.), an online Dutch printing company focused primarily on the Dutch and Belgian markets. At the closing, we paid €20,545 ($28,300 based on the exchange rate as of the date of acquisition) in cash, subject to working capital and other adjustments, and an additional €4,000 ($5,509 based on the exchange rate as of the date of acquisition), is payable in Cimpress shares in January 2016 subject to warranties and claims made by the seller. In addition to the initial purchase consideration, we have agreed to a sliding scale earn-out that is based on calendar year 2015 revenue and EBITDA targets. The earn-out amount is theoretically unlimited and could be significant in relation to the base purchase price. The estimated acquisition date fair value of the earn-out payment of $9,053 was included as a component of the purchase price based on an evaluation of the likelihood of achievement of the contractual conditions and weighted probability assumptions of these outcomes. We utilized proceeds from our credit facility to finance the acquisition. In connection with the acquisition, we incurred transaction costs related to investment banking, legal, financial, and other professional services of approximately $1,160 in the year ended June 30, 2014, which were recorded in general and administrative expenses.
Our consolidated financial statements include the accounts of Printdeal and its subsidiaries from April 1, 2014, the date of acquisition. Printdeal’s revenue included in our consolidated revenues for the year ended June 30, 2014 was $16,381. Printdeal's net income included in our consolidated net income attributable to Cimpress N.V. for the year ended June 30, 2014 was $833, inclusive of amortization of identifiable intangible assets.
The table below details the consideration transferred to acquire Printdeal:

Cash paid	$28,300
Deferred consideration payable in Cimpress N.V. shares	5,509
Fair value of contingent consideration	9,053
Total consideration	$42,862

The excess of the purchase price paid over the fair value of Printdeal’s net assets was recorded as goodwill, which is primarily attributable to cost synergies expected from manufacturing efficiency opportunities and the value of the workforce of Printdeal. Goodwill is not expected to be deductible for tax purposes, and has been attributed to our All Other Business Units segment. The fair value of the assets acquired and liabilities assumed was:

		Weighted Average
	Amount	Useful Life in Years
Tangible assets acquired and liabilities assumed:
Cash and cash equivalents	$1,126	n/a
Other current assets	4,103	n/a
Non-current assets	5,382	n/a
Accounts payable and other current liabilities	(5,325)	n/a
Deferred tax liability	(6,436)	n/a
Other long-term liabilities	(561)	n/a
Identifiable intangible assets:
Customer relationships	14,050	8
Trade name	6,061	8
Developed technology	3,857	3
Goodwill	20,605	n/a
Total purchase price	$42,862

Acquisition of Pixartprinting S.p.A.
On April 3, 2014, we acquired 97% of the outstanding corporate capital of Pixartprinting S.p.A., a joint stock corporation incorporated under the laws of Italy, as follows;

•	We acquired all of the Pixartprinting corporate capital held by Alcedo III, a close-ended investment fund, representing 72.75% of Pixartprinting’s outstanding corporate capital.

•
We acquired a portion of the Pixartprinting corporate capital held by Cap2 S.r.l., a company controlled by Pixartprinting’s founder, representing 21.25% of Pixartprinting’s outstanding corporate capital, and Cap2 retained 3% of Pixartprinting’s outstanding corporate capital (the “Cap2 Retained Equity”).

•
We acquired all of the Pixartprinting corporate capital held by Alessandro Tenderini, Pixartprinting’s Chief Executive Officer, at closing representing 3% of Pixartprinting’s outstanding corporate capital. Mr. Tenderini has the right to purchase 1% of the corporate capital of Pixartprinting from Cimpress (the “CEO Retained Equity”) for an aggregate purchase price of €10 during the 10 business days after April 3, 2015, so long as Mr. Tenderini remains a Vistaprint Italy employee on that date, with possible accelerated vesting or forfeiture under certain circumstances.

Cimpress agreed to pay an aggregate base purchase price of €127,850 ($175,896 based on the exchange rate as of the date of acquisition) in cash, subject to working capital and other adjustments, and a sliding-scale earn-out of up to €9,600 ($13,208 based on the exchange rate as of the date of acquisition) in cash on or after December 31, 2014 based upon the acquired business achieving certain revenue and EBITDA targets for calendar year 2014. The estimated fair value of the earn-out payment of $4,953 was included as a component of the purchase price based on an evaluation of the likelihood of achievement of the contractual conditions and weighted probability assumptions of these outcomes. We utilized proceeds from our credit facility to finance the acquisition. In connection with the acquisition, we incurred transaction costs related to investment banking, legal, financial, and other professional services of approximately $3,370 in the year ended June 30, 2014, which were recorded in general and administrative expenses.
Our consolidated financial statements include the accounts of Pixartprinting from April 3, 2014, the date of acquisition. Pixartprinting’s revenue included in our consolidated revenues for the year ended June 30, 2014 was $27,208. Pixartprinting's net income included in our consolidated net income attributable to Cimpress N.V. for the year ended June 30, 2014 was $2,687, inclusive of amortization of identifiable intangible assets.
Noncontrolling Interest
We entered into a Put and Call Option Agreement with Cap2, with respect to the Cap2 Retained Equity. Pursuant to the Put and Call Option Agreement, Cap2 has the right to sell to us all (but not less than all) of the Cap2 Retained Equity at the end of Pixartprinting’s fiscal years ending June 30, 2015, 2016 and 2017 for a purchase price based on Pixartprinting’s EBITDA and net financial position (as reflected in its annual financial statements) for the fiscal year as to which the put option is exercised. We have the right to buy from Cap2 all (but not less than all) of the Cap2 Retained Equity at the end of Pixartprinting’s fiscal years ending June 30, 2017 and 2018 for a purchase price based on Pixartprinting’s EBITDA and net financial position (as reflected in its annual financial statements) for the fiscal year as to which the call option is exercised. The parties’ put and call rights are also triggered by certain other events and are exercisable during 30-day periods following the determination of the option purchase price for the relevant fiscal year. Due to the presence of the put arrangement, the noncontrolling interest is presented as temporary equity in our consolidated balance sheet. Upon acquisition, we recognized the noncontrolling interest at fair value of $5,728 and will adjust the balance for the pro rata impact of the Pixartprinting earnings or loss, as well as adjustments to increase the balance to the redemption value, if necessary.
CEO Retained Equity
We entered into a Put and Call Option Agreement with Mr. Tenderini with respect to the CEO Retained Equity which will take effect if Mr. Tenderini exercises the purchase right described above. Because this purchase right is contingent upon Mr. Tenderini's post-acquisition employment, it is not included as part of the consideration but will be recognized as share-based compensation over the vesting period. The award is considered a liability award and will be marked to fair value each reporting period. In order to estimate the fair value of the award as of June 30, 2014, we utilized a lattice model with a Monte Carlo simulation. The total fair value of the award is $1,825 and we have recognized $439 in general and administrative expense as of June 30, 2014. Assuming Mr. Tenderini exercises this purchase right, then pursuant to the Put and Call Option Agreement, Mr. Tenderini has the right to sell to us all (but not less than all) of the CEO Retained Equity at the end of Pixartprinting’s fiscal years ending June 30, 2015, 2016 and 2017 for a purchase price based on Pixartprinting’s EBITDA and net financial position (as reflected in its annual financial statements) for the fiscal year as to which the put option is exercised. We have the right to buy from Mr. Tenderini all (but not less than all) of the CEO Retained Equity at the end of Pixartprinting’s fiscal years ending June 30, 2017 and 2018 for a purchase price based on Pixartprinting’s EBITDA and net financial position (as reflected in its annual financial statements) for the fiscal year as to which the call option is exercised. The parties’ put and call rights are also triggered by certain other events and are exercisable during 30-day periods following the determination of the option purchase price for the relevant fiscal year.
The table below details the consideration transferred to acquire Pixartprinting:

Cash paid	$175,896
Shareholder loans assumed	20,227
Fair value of contingent consideration	4,953
Total consideration	$201,076

The excess of the purchase price paid over the fair value of Pixartprinting’s net assets was recorded as goodwill, which is primarily attributable to expected synergies and the value of the workforce of Pixartprinting. Goodwill is not expected to be deductible for tax purposes, and has been attributed to our All Other Business Units segment. The fair value of the assets acquired and liabilities assumed was:

		Weighted Average
	Amount	Useful Life in Years
Tangible assets acquired and liabilities assumed:
Cash and cash equivalents	$6,913	n/a
Other current assets	5,601	n/a
Non-current assets	20,582	n/a
Accounts payable and other current liabilities	(17,681)	n/a
Deferred tax liability	(20,640)	n/a
Other long-term liabilities	(9,943)	n/a
Identifiable intangible assets:
Customer relationships	42,375	6
Trade name	16,372	10
Developed technology	8,943	3
Noncontrolling interest	(5,728)
Goodwill	154,282	n/a
Total purchase price	$201,076
Pixartprinting Pro Forma Financial Information
Pixartprinting has been included in our consolidated financial statements starting on its acquisition date. The following unaudited pro forma financial information presents our results as if the Pixartprinting acquisition had occurred on July 1, 2012. These amounts have been calculated after applying our accounting policies and adjusting the results of Pixartprinting for US GAAP and fair value adjustments. The unaudited pro forma results are not necessarily indicative of what actually would have occurred had the acquisition been in effect for the periods presented:

	For the Year Ended
	June 30, 2014	June 30, 2013
Pro forma revenue	$1,383,921	$1,231,160
Pro forma income from operations	$96,615	$45,715

Acquisition of Albumprinter Holding B.V.
On October 31, 2011, we acquired 100% of the outstanding shares of Albumprinter Holding B.V., a provider of photo books and other photo products to consumers in Europe. At closing, we paid €60,000 ($85,019 based on the exchange rate as of the date of acquisition) in cash for Albumprinter’s shares, which we funded using cash on hand and borrowings under our credit facility, and we agreed to pay up to an additional €5,000 ($7,085 based on the exchange rate as of the date of acquisition) in cash on or after December 31, 2012 based upon the acquired business achieving revenue and earnings targets for calendar year 2012. The estimated fair value of the earn-out payment of $583 was included as a component of the purchase price based on an evaluation of the likelihood of achievement of the contractual conditions and weighted probability assumptions of these outcomes. The contractual conditions of the earn-out payment were ultimately not achieved, so we did not pay any earn-out amount. As such, the change in estimate was recorded as a benefit in our consolidated statement of operations during the year ended June 30, 2013.
The excess of the purchase price paid over the fair value of Albumprinter’s net assets was recorded as goodwill, which is primarily attributable to revenue synergies expected from cross-selling opportunities and the value of the workforce of Albumprinter. Of the total purchase price, $47,391 was allocated to goodwill, $41,801 to identifiable intangible assets and $8,075 to net assumed liabilities, inclusive of $7,423 of deferred tax liabilities. Goodwill is not deductible for tax purposes, and has been attributed to our All Other Business Units segment.
Acquisition of Webs, Inc.
On December 28, 2011, we acquired 100% of the outstanding shares of Webs, Inc., a provider of do-it-yourself websites, Facebook pages and mobile presence solutions for small businesses. At closing we paid $101,258 in cash and issued 506,343 of our ordinary shares pursuant to RSAs that were contingent upon continued employment of the founding shareholders. The purchase price was funded using cash on hand and borrowings under our credit facility.
The RSAs were granted to the founding shareholders of Webs and vested 50% on December 28, 2012 and 50% on December 28, 2013, subject to continued employment on each vesting date with possible accelerated vesting or forfeiture under certain circumstances. The fair value of the RSAs of $15,843 was determined based on our share price on the date of acquisition and was recognized as share-based compensation expense, net of estimated forfeitures, over the two year vesting period. The RSAs were not included as part of the consideration transferred for purposes of the purchase price allocation.
The excess of the purchase price paid over the fair value of Webs’ net assets was recorded as goodwill, which is primarily attributable to revenue synergies expected from cross-selling opportunities and the value of the workforce of Webs. Of the total purchase price, $93,498 was allocated to goodwill, $9,075 to identifiable intangible assets and $1,315 to net liabilities assumed. Goodwill is not deductible for tax purposes, and has been attributed to our Vistaprint Business Unit segment.
Identifiable Intangible Assets
We used the income approach to value the trade names, customer relationships and customer network and a replacement cost approach to value developed technology. The income approach calculates fair value by discounting the forecasted after-tax cash flows back to a present value using an appropriate discount rate. The baseline data for this analysis was the cash flow estimates used to price the transaction.
In estimating the useful life of the acquired assets, we reviewed the expected use of the assets acquired, factors that may limit the useful life of an acquired asset or may enable the extension of the useful life of an acquired asset without substantial cost, the effects of obsolescence, demand, competition and other economic factors, and the level of maintenance expenditures required to obtain the expected future cash flows from the asset. We amortize acquired intangible assets over their economic useful lives using either a method that is based on estimated future cash flows or a straight-line basis over the periods benefited.